Other Payables and Accruals (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Other Payables and Accruals [Abstract]
Provision for legal claims	$ 200,000	$ 155,533	$ 275,000